RIGGS FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     June 30, 2000




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: RIGGS FUNDS  (the "TRUST")
                  Riggs Stock Fund
                  Riggs Small Company Stock Fund
                  Riggs Large Cap Growth Fund
                  Riggs U.S. Government Securities Fund
                  Riggs Bond Fund
                  Riggs Intermediate Tax Free Bond Fund
                  Riggs Long Term Tax Free Bond Fund
                  Riggs Prime Money Market Fund
                  Riggs U.S. Treasury Money Market Fund
         1933 Act File No. 33-40428
         1940 ACT FILE NO. 811-6309

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated June 30, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under 485(b) as Post-effective amendment No. 20 on June 29, 2000. This is a corrective filing of the previous Rule 497(j) filing of the above-named Trust.

      If you have any questions regarding this certification, please call me at
(412) 288-8160.

                                          Very truly yours,



                                                           /s/ C. Grant Anderson
                                                               C. Grant Anderson
                                                             Assistant Secretary